INTANGIBLE ASSETS AND GOODWILL (Recoverability of cash-generating units) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 29, 2020	Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018
Disclosure of information for cash-generating units [line items]
Goodwill		$ 206,636,000	$ 227,865,000
Intangible assets (note 10)		289,901,000	383,864,000	$ 383,864,000
Impairments	$ 94,000,000.0	93,989,000	0
Cash-generating units
Disclosure of information for cash-generating units [line items]
Impairments		0
Cash-generating units | Branded Apparel
Disclosure of information for cash-generating units [line items]
Goodwill		206,636,000	206,636,000
Intangible assets (note 10)		27,869,000	33,066,000
Indefinite life intangible assets		93,400,000	93,400,000
Intangible assets and goodwill		327,905,000	333,102,000
Cash-generating units | Printwear
Disclosure of information for cash-generating units [line items]
Goodwill		0	21,229,000
Intangible assets (note 10)		63,230,000	101,906,000
Indefinite life intangible assets		86,129,000	129,272,000
Intangible assets and goodwill		$ 149,359,000	$ 252,407,000